Note 7 Amount of payment deferrals by stages (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020 [1]
Operations by concept [Line Items]
Total operations by concept	€ 21,931	€ 28,405
Households	15,011	19,052
Of which mortages	10,291	11,059
SMEs	3,994	5,766
Non financial entities	2,803	3,358
Other concepts	122	229
Stage 1 [Member]
Operations by concept [Line Items]
Total operations by concept	13,236	18,602
Households	9,167	12,336
Of which mortages	6,360	7,347
SMEs	2,609	4,147
Non financial entities	1,364	1,903
Other concepts	95	216
Stage 2 [Member]
Operations by concept [Line Items]
Total operations by concept	6,252	7,736
Households	3,707	4,997
Of which mortages	2,444	2,844
SMEs	1,131	1,327
Non financial entities	1,387	1,399
Other concepts	27	13
Stage 3 [Member]
Operations by concept [Line Items]
Total operations by concept	2,444	2,066
Households	2,137	1,719
Of which mortages	1,487	867
SMEs	254	292
Non financial entities	53	56
Other concepts	€ 0	€ 0

[1]	(*) Figures as of December 2020 do not include the companies sold in the United States in 2021.